                      [ORRICK, HERRINGTON & SUTCLIFFE LLP LETTERHEAD]

VIA EDGAR AND FEDERAL EXPRESS

May 8, 2006

Sara D. Kalin
Branch Chief -- Legal
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:   Caterpillar Financial Funding Corporation
      Amendment No. 2 to Registration Statement on Form S-3, File No. 333-132309

Dear Ms. Kalin,

      On behalf of Caterpillar Financial Funding Corporation (the "Registrant"),
transmitted herewith is Amendment No. 2 to the Registrant's Registration Statement on Form
S-3 with certain exhibits covering the issuance from time to time of Asset-Backed Notes
(the "Amendment").  We received notice on April 26, 2006, from John Stickel, that we had cleared the review process and would be declared effective upon our request.

      The only changes to the base prospectus and form of prospectus supplement included in this Amendment are minor changes requested by Tennessee tax counsel, updating the firm's name and the Tennessee tax rates.  We have enclosed for your convenience a marked copy of
Amendment No. 2 to the Registration Statement showing changes from Amendment No. 1.

      Please direct any questions regarding this filing to Dora Mao at (415) 773-5628 or me at (415) 773-5469.

                                                Very truly yours,

                                                /s/ Christian A. Ameri

                                                Christian A. Ameri

cc:   John Stickel
      Greg Simon
      Jeff Reese
      Mark Levie
      Dora Mao